Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
In accordance with GAAP, the Plan’s assets and liabilities, which are carried at fair value, are classified in one of the following three categories:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 – Unobservable inputs that are not corroborated by market data.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for instruments measured at fair value.

Money Market and Mutual Funds
These investments are valued at the NAV of shares held by the Plan at year end based on quoted market prices and are classified within Level 1 of the fair value hierarchy.

FirstCash Holdings, Inc. Common Stock
FirstCash Holdings, Inc. common stock is valued at the closing price reported on the Nasdaq Stock Market and is classified within Level 1 of the fair value hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

There were no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2025 or 2024. Valuation methodologies were unchanged from the prior year, except that the current-year money market fund was reclassified from NAV, used as a practical expedient, to a Level 1 investment.
The following tables present the fair value of investments, measured on a recurring basis, as of December 31, 2025 and 2024, respectively, by the fair value hierarchy described above. The Plan had no investments classified as Level 2 or 3 at December 31, 2025 or 2024.

	Total	Fair Value Measurements Using
	Investments	Level 1	Level 2	Level 3
Balance at December 31, 2025
Investments at fair value:
Money market fund	$1,693,313	$1,693,313	$—	$—
Mutual funds	215,642,201	215,642,201	—	—
FirstCash Holdings, Inc. common stock	28,724,914	28,724,914	—	—
Total	246,060,428

Total Plan investments	$246,060,428

Balance at December 31, 2024
Investments at fair value:
Mutual funds	$179,885,326	$179,885,326	$—	$—
FirstCash Holdings, Inc. common stock	20,187,108	20,187,108	—	—
Total	200,072,434

Investments measured at NAV (1):
Money market fund	2,134,519

Total Plan investments	$202,206,953

(1)In accordance with GAAP, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation to the amounts in the statement of net assets available for benefits.